Investment Strategy - Chesapeake Trend-Following Fixed Income ETF	Feb. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing pursuant to a long-term trend following program developed by the Fund’s investment sub-adviser, Chesapeake Capital Corporation (“Chesapeake” or the “Sub-Adviser”), that focuses on the fixed-income asset class (the “Fixed Income Program”). A trend following program is a trading strategy that seeks to identify and profit from directional price movements in financial markets. The Fixed Income Program generates long and short trade signals across global fixed income markets based on market indicators such as current prices and moving average prices. The Sub-Adviser’s trade decisions are primarily automated, relying on computer-driven models to identify buying and selling opportunities. The Program seeks to preserve capital while also seeking to provide positive annual returns.

The Fixed Income Program analyzes various market metrics, including price action, market volatility, open interest, and daily trading volume, to identify market opportunities and recurring price patterns. The data comes from a wide array of markets, such as U.S. and non-U.S. fixed income notes and bonds, ETFs, and fixed income futures. Frequent buying and selling of portfolio holdings may occur to seek to achieve the Fund’s investment objective, which may result in a high annual portfolio turnover rate. The Fixed Income Program analyzes multiple market metrics to generate trend-following trade signals (i.e., investment decisions).

The Fund will invest both long and short in exchange-traded fixed income futures contracts, other ETFs providing exposure to the fixed income asset class, and options on each of the foregoing. The Fund’s specific fixed income exposures obtained through these instruments may include, but are not limited to, the following:

●	Government debt issued by the U.S. (such as U.S. Treasuries) as well as foreign countries (including those located in emerging markets).
●	Corporate bonds of U.S. and foreign issuers (including those located in emerging markets), which may include bonds that are considered high-yield (sometimes referred to as “junk bonds”)
●	Municipal bonds
●	Preferred stock
●	Convertible securities

To gain exposure to movements in interest rates, the Fund may also invest in equity securities of companies (or ETFs that invest in such companies) that have been historically correlated (positively or negatively) to interest rate movements. Examples of such companies may include financial services companies, asset managers, real estate-related companies, or other issuers whose revenues, balance sheets, or financing costs may be influenced by interest rate movements. Such investments are used selectively to express interest rate-related themes and are not intended to replace the Fund’s primary fixed income exposures.

The Fund may also invest in forward foreign currency contracts to seek to hedge the Fund’s exposures to its investments denominated in foreign currencies.

Cash Strategy

The Fund’s cash strategy will principally be used for margin and collateral purposes for the Fund’s derivatives transactions. The Fund will invest in short-term U.S. Treasury securities (i.e., with a duration of 5 years or less), money market funds, cash, ETFs and other cash equivalents.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in securities or instruments that provide exposure to the fixed income asset class. For the purposes of this policy, derivatives will be valued at their notional value.

The Fund’s strategy is expected to result in a high annual portfolio turnover rate.

The derivative instruments in which the Fund may invest, including options, futures and forwards, provide the economic effect of financial leverage by creating additional investment exposure to the underlying asset.

The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in securities or instruments that provide exposure to the fixed income asset class.